Committments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements
Summary of movements in Prepayments on flight equipment

Successor
(Dollars in thousands)	Period beginning February 5, 2014 and ending December 31, 2014
Prepayments on flight equipment and capitalized interest at beginning of period	$—
AerCap Transaction	3,176,322
Prepayments made during the period	188,398
Interest capitalized during the period	69,268
Prepayments and capitalized interest applied against the purchase of flight equipment	(267,607)

Prepayments on flight equipment and capitalized interest at end of period	$3,166,381

Schedule of commitments for minimum rentals under non-cancelable leases

Year Ended	Successor (Dollars in thousands)
2015	$13,855
2016	7,308
2017	7,355
2018	6,870
2019	5,356
Thereafter	27,827

Total(a)	$68,571

(a)	Minimum rentals have not been reduced by future minimum sublease rentals of $0.7 million under non-cancelable subleases.